Borrowings	12 Months Ended
Dec. 31, 2021
Borrowings
Borrowings

13. Borrowings

An analysis of the borrowings is as follows:

	As of December 31,
	2020	2021
Amounts due within one year	258,262	565,503
Less: unamortized premium	—	144
Less: unamortized deferred loan/bond issuance costs	(12,636)	(12,486)
Borrowings, current portion	245,626	553,161
Amounts due after one year	3,583,447	3,152,426
Less: unamortized premium	797	—
Less: unamortized deferred loan/bond issuance costs	(56,649)	(47,367)
Borrowings, non-current portion	3,527,595	3,105,059
Total	3,773,221	3,658,220

Loans

Terminated facilities:

(a) Citibank N.A., Nordea Bank Finland plc, London Branch, DVB Bank America N.V., ABN Amro Bank N.V. (“ABN”), Skandinaviska Enskilda Banken AB (“SEB”) and BNP Paribas loan (Old Partnership Facility, as defined below)

On November 12, 2014, GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners and GasLog Partners Holdings LLC entered into a loan agreement with Citibank N.A., London Branch, acting as security agent and trustee for and on behalf of the other finance parties mentioned above, for a credit facility for up to $450,000 (the “Old Partnership Facility”) for the purpose of refinancing in full the existing debt facilities. The agreement provided for a single tranche that was drawn on November 18, 2014. The credit facility bore interest at USD London Interbank Offered Rate (“LIBOR”) plus a margin. In February 2019, the Partnership signed a debt refinancing of up to $450,000 with certain financial institutions (refer to (b) in the Existing facilities section), in order to refinance such indebtedness. On March 6, 2019, the Partnership used $354,375 drawn down under the new facility to prepay the outstanding debt of GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd. and GAS-seventeen Ltd., which would have been due in November 2019. On March 7, 2019, the Old Partnership Facility was terminated and the respective unamortized loan fees of $988 written-off to the consolidated statement of profit or loss.

(b) ABN AMRO Bank N.V., DNB (UK) Ltd., DVB Bank America N.V., Commonwealth Bank of Australia, ING Bank N.V. (“ING”), London Branch, Credit Agricole Corporate and Investment Bank and National Australia Bank Limited loan (Five Vessel Refinancing, as defined below)

On February 18, 2016, GAS-eighteen Ltd., GAS-nineteen Ltd., GAS-twenty Ltd., GAS-twenty one Ltd. and GAS-twenty seven Ltd. entered into a credit agreement to refinance the debt maturities that were scheduled to become due in 2016 and 2017 (the “Five Vessel Refinancing”). The Five Vessel Refinancing comprised a five-year senior tranche facility of up to $396,500 and a two-year bullet junior tranche facility of up to $180,000. The vessels covered by the Five Vessel Refinancing were the GasLog Partners-owned Methane Alison Victoria, Methane Shirley Elisabeth, Methane Heather Sally and Methane Becki Anne and the GasLog-owned Methane Lydon Volney.

On April 5, 2016, $395,450 and $179,750 under the senior and junior tranche, respectively, of the Five Vessel Refinancing were drawn to partially refinance $644,000 of the outstanding debt of GAS-eighteen Ltd., GAS-nineteen Ltd., GAS-twenty Ltd., GAS-twenty one Ltd. and GAS-twenty seven Ltd. The balance of $68,800 was paid from available cash. On April 5, 2017, GasLog prepaid $150,000 under the junior tranche facility agreement and on January 5, 2018, GasLog Partners prepaid the outstanding balance of $29,750 under the junior tranche facility agreement, which was subsequently cancelled.

The aggregate balance outstanding under the senior tranche as of December 31, 2019 was $289,709. Amounts drawn bore interest at LIBOR plus a margin.

On July 21, 2020, pursuant to the multiple credit agreements entered into by the Group to refinance its existing indebtedness which was scheduled to become due in 2021 (refer to (e), (f) and (g) in the Existing Facilities section), the outstanding balances of GAS-eighteen Ltd., GAS-nineteen Ltd., GAS-twenty Ltd., GAS-twenty one Ltd. and GAS-twenty seven Ltd., under the senior tranche totaling $265,911, were fully repaid. The existing loan facilities of the specified vessels under the Five Vessel Refinancing were terminated and the respective unamortized loan fees of $1,183 written-off to the consolidated statement of profit or loss. A few days earlier, $7,933 were repaid in accordance with the repayment terms under the Five Vessel Refinancing Facility since the closing of the refinancing was delayed by approximately two weeks due to COVID-19.

(c) Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, London Branch, Skandinaviska Enskilda Banken AB (publ), HSBC Bank plc (“HSBC”), ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V. loan (Legacy Facility Refinancing, as defined below)

On July 19, 2016, GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-seven Ltd., GAS-eight Ltd., GAS-nine Ltd., GAS-ten Ltd. and GAS-fifteen Ltd. entered into a credit agreement with a number of international banks (the “Legacy Facility Refinancing”) to refinance the existing indebtedness on eight of GasLog’s on-the-water vessels of up to $1,050,000, extending the maturities of six existing credit facilities to 2021. The vessels covered by the Legacy Facility Refinancing are the GasLog-owned GasLog Savannah, GasLog Singapore, GasLog Skagen, GasLog Saratoga, GasLog Salem and GasLog Chelsea and the GasLog Partners owned the GasLog Seattle and the Solaris.

The Legacy Facility Refinancing was comprised of a five-year term loan facility of up to $950,000 and a revolving credit facility of up to $100,000. On July 25, 2016, the available amount of $950,000 under the term loan facility and $11,641 under the revolving credit facility were drawn to refinance the aggregate existing indebtedness of $959,899 of GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-seven Ltd., GAS-eight Ltd., GAS-nine Ltd., GAS-ten Ltd. and GAS-fifteen Ltd. Amounts drawn bore interest at LIBOR plus a margin. On January 17, 2017, $30,000 was drawn under the revolving credit facility. On July 3, 2017, the full drawn amount of $41,641 under the revolving credit facility was repaid. On November 13, 2018, $25,940 was drawn under the revolving credit facility, which was repaid on December 12, 2018.

The balance outstanding as of December 31, 2019 was $775,000 under the term loan facility and $0 under the revolving credit facility. On February 13, 2020, March 13, 2020 and March 18, 2020, $23,346, $50,714 and $25,940 were drawn under the revolving credit facility.

On July 21, 2020, pursuant to the multiple credit agreements entered into by the Group to refinance its existing indebtedness which was scheduled to become due in 2021(refer to (e), (g) and (h) in the Existing Facilities section), the outstanding balances of GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-seven Ltd., GAS-eight Ltd., GAS-nine Ltd. and GAS-ten Ltd., under the term and revolving credit facilities totaling $724,514 were fully repaid. In addition, on August 3, 2020, the outstanding balance of GAS-fifteen Ltd. under the term and revolving credit facility of $92,153 was fully repaid. The existing loan facilities of the specified vessels under the Legacy Facility Refinancing were terminated and the respective unamortized loan fees of $3,591 were written-off to the consolidated statement of profit or loss. A few days earlier, $25,875 were repaid in accordance with the repayment terms under the Legacy Facility Refinancing since the closing of the refinancing was delayed by approximately two weeks due to COVID-19.

Existing facilities:

(a) Citibank, N.A., London Branch, Nordea Bank AB, London Branch, The Export-Import Bank of Korea, Bank of America, National Association, BNP Paribas, Crédit Agricole Corporate and Investment Bank, Credit Suisse AG, HSBC Bank plc, ING Bank N.V., London Branch, KEB HANA Bank, London Branch, KfW IPEX-Bank GmbH, National Australia Bank Limited, Oversea-Chinese Banking Corporation Limited, Société Générale and The Korea Development Bank loan (October 2015 Facility, as defined below)

On October 16, 2015, GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. entered into a debt financing agreement with 14 international banks (“October 2015 Facility”) for $1,311,356 to partially finance the delivery of the eight newbuildings expected to be delivered in 2016, 2018 and 2019. The financing is backed by the Export Import Bank of Korea (“KEXIM”) and the Korea Trade Insurance Corporation (“K-Sure”), who are either directly lending or providing cover for over 60% of the facility.

The loan agreement provides for four tranches of $412,458, $201,094, $206,115 and $491,690. The facility is also sub-divided into eight loans, one loan per newbuilding vessel, to be provided for each of the vessels on a pro rata basis under each of the four tranches. Each drawing under the first three tranches shall be repaid in 24 consecutive semi-annual equal installments commencing six months after the actual delivery of the relevant vessel according to a 12-year profile. Each drawing under the fourth tranche shall be repaid in 20 consecutive semi-annual equal installments commencing six months after the actual delivery of the relevant vessel according to a 20-year profile, with a balloon payment together with the final installment. On March 22, 2016 and June 24, 2016, $162,967 was drawn down on each date with respect to the deliveries of the GasLog Greece and the GasLog Glasgow, on September 26, 2016 and October 25, 2016, $160,697 was drawn down on each date with respect to the deliveries of the GasLog Geneva and the GasLog Gibraltar, on January 2, 2018 and March 14, 2018, $166,210 was drawn on each date with respect to the deliveries of the GasLog Houston and the GasLog Hong Kong, while on March 23, 2018 and March 11, 2019, $165,805 was drawn down on each date with respect to the deliveries of the GasLog Genoa and the GasLog Gladstone. Amounts drawn bear interest at LIBOR plus a margin.

On October 21, 2020, the outstanding indebtedness of GAS-twenty five Ltd., in the amount of $136,776 was prepaid pursuant to the sale and leaseback agreement entered into with a wholly owned subsidiary of CMB Financial Leasing Co. Ltd., Sea 190 Leasing Co. Limited (“Sea 190 Leasing”) (refer below). The relevant tranches of the loan agreement were terminated and the respective unamortized loan fees of $3,571 written-off to the consolidated statement of profit or loss.

On January 22, 2021, the outstanding indebtedness of GAS-twenty four Ltd., in the amount of $130,889 was prepaid pursuant to the sale and leaseback agreement entered into with a wholly owned subsidiary of ICBC Financial Leasing Co., Ltd., Hai Kuo Shipping 2051G Limited ("Hai Kuo Shipping") (refer below). The relevant tranches of the loan agreement were terminated and the respective unamortized loan fees of $3,528 written-off to the consolidated statement of profit or loss. The aggregate balance outstanding under the loan facility as of December 31, 2021 is $667,656 (December 31, 2020: $873,776).

(b) Credit Suisse AG, Nordea Bank Abp, filial I Norge and Iyo Bank Ltd., Singapore Branch (2019 GasLog Partners Facility, as defined below)

On February 20, 2019, GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners and GasLog Partners Holdings LLC entered into a loan agreement with Credit Suisse AG, Nordea Bank Abp, filial I Norge and Iyo Bank Ltd., Singapore Branch, each an original lender and Nordea acting as security agent and trustee for and on behalf of the other finance parties mentioned above, for a credit facility of up to $450,000 (the "2019 GasLog Partners Facility"). Subsequently, on the same date, the Development Bank of Japan, Inc. entered the facility as lender via transfer certificate. The vessels covered by the 2019 GasLog Partners Facility are the GasLog Shanghai, the GasLog Santiago, the GasLog Sydney, the Methane Rita Andrea and the Methane Jane Elizabeth.

The agreement provides for an amortizing revolving credit facility which can be repaid and redrawn at any time, subject to the outstanding amount immediately after any drawdown not exceeding (i) 75% of the aggregate of the market values of all vessels under the agreement, or (ii) the total facility amount. The total facility amount reduces in 20 equal quarterly amounts of $7,357, with a final balloon amount of up to $302,860, together with the last quarterly reduction in February 2024. The credit facility bears interest at LIBOR plus a margin. On March 6, 2019, the Partnership drew down $360,000 under the 2019 GasLog Partners Facility, out of which $354,375 was used to prepay the outstanding debt under the Old Partnership Facility, which would have been due in November 2019. On April 1, 2019, the Partnership drew down an additional $75,000 under the 2019 GasLog Partners Facility.

On October 26, 2021, the outstanding indebtedness of GAS-three Ltd., in the amount of $97,050 was prepaid pursuant to the sale and leaseback agreement entered into with a wholly-owned subsidiary of CDBL (refer to Note 7). The relevant advance of the loan agreement was cancelled and the respective unamortized loan fees of $604 written-off to the consolidated statement of profit or loss. The aggregate balance outstanding as of December 31, 2021 is $273,568 (December 31, 2020: $398,501), with no amount available to be redrawn as of December 31, 2021 (December 31, 2020: nil).

(c) ABN AMRO BANK N.V. and Oversea-Chinese Banking Corporation Limited (“OCBC”) (GasLog Warsaw Facility, as defined below)

On June 25, 2019, GasLog Hellas-1 Special Maritime Enterprise entered into a loan agreement with ABN AMRO BANK N.V. and OCBC, for the financing of the GasLog Warsaw, which was delivered on July 31, 2019 (the “GasLog Warsaw Facility”). The agreement provides for a single tranche of $129,500 that was drawn on July 25, 2019 and is repayable in 28 equal quarterly installments of $1,619 each and a final balloon payment of $84,175 payable concurrently with the last quarterly installment in June 2026. The loan bears interest at LIBOR plus a margin. The balance outstanding as of December 31, 2021 is $114,931 (December 31, 2020: $121,406).

(d) Citibank, N.A., London Branch, DNB (UK) Ltd., Skandinaviska Enskilda Banken AB (publ), The Export-Import Bank of Korea, Bank of America, National Association, BNP Paribas, Seoul Branch, Commonwealth Bank of Australia, KfW IPEX-Bank GmbH, National Australia Bank Limited, Oversea-Chinese Banking Corporation Limited, Société Générale, Standard Chartered Bank (“SCB”), The Korea Development Bank and KB Kookmin Bank (7xNB Facility, as defined below)

On December 12, 2019, GAS-twenty eight Ltd., GAS-thirty Ltd., GAS-thirty one Ltd., GAS-thirty two Ltd., GAS-thirty three Ltd., GAS-thirty four Ltd. and GAS-thirty five Ltd. entered into a loan agreement (the “7xNB Facility”) with 13 international banks, with Citibank N.A. London Branch and DNB Bank ASA (“DNB”), London Branch acting as agents on behalf of the other finance parties. The financing is backed by KEXIM and K-Sure, who are either directly lending or providing cover for over 60% of the facility. The agreement of up to $1,052,791 partially finances the delivery of seven newbuildings scheduled to be delivered in 2020 and 2021. The loan agreement provides for four tranches of $176,547, $174,787, $356,671 and $344,786. The facility is also sub-divided into seven loans, one loan per newbuilding vessel, to be provided for each of the vessels on a pro rata basis under each of the four tranches. Each drawing under the first and the third tranche are combined and repaid in 24 consecutive semi-annual equal instalments commencing six months after the actual delivery of the relevant vessel according to an average 12-year profile. Each drawing under the second tranche is repaid in 14 consecutive semi-annual equal instalments commencing six months after the actual delivery of the relevant vessel according to an average 7-year profile. Each drawing under the fourth tranche is repaid in a single bullet seven years after the actual delivery of the relevant vessel.

On March 26, 2020, on May 7, 2020, on July 9, 2020, on November 12, 2020, on December 29, 2020, on June 11, 2021 and on August 20, 2021, $152,525, $149,386, $149,281, $147,845, $147,845, $152,955 and $152,955, respectively, was drawn down with respect to the deliveries of the GasLog Windsor, the GasLog Wales, the GasLog Westminster, the GasLog Georgetown, the GasLog Galveston, the GasLog Wellington and the GasLog Winchester. The aggregate balance outstanding under the loan facility as of December 31, 2021 is $998,189 (December 31, 2020: $738,422). Amounts drawn bear interest at LIBOR plus a margin.

As of December 31, 2020, commitment, underwriting and legal fees of $4,658 for obtaining the undrawn portion of the financing were classified under Deferred financing costs in the statement of financial position and were netted off debt on the respective drawdown dates (December 31, 2021: nil).

(e) BNP Paribas, Credit Suisse AG and Alpha Bank S.A. (GasLog Partners $260.3M Facility, as defined below)

On July 16, 2020, GasLog Partners entered into a credit agreement of $260,331 (the “GasLog Partners $260.3M Facility”) with BNP Paribas, Credit Suisse AG and Alpha Bank S.A., each an original lender, with BNP Paribas acting as security agent and trustee for and on behalf of the other finance parties mentioned above, in order to refinance the existing indebtedness due in 2021 on three of its vessels. The facility will amortize over ten equal semi-annual installments of $8,597 beginning in January 2021, with a final balloon amount of $174,361 payable concurrently with the last installment in July 2025. Interest on the facility will be payable at a rate of LIBOR plus a margin. An amount of $260,331 was drawn on July 21, 2020, out of which $258,532 was used to refinance the outstanding indebtedness of GAS-twenty Ltd., GAS-seven Ltd. and GAS-eight Ltd., the respective entities owning the Methane Shirley Elisabeth, the GasLog Seattle and the Solaris. The balance outstanding as of December 31, 2021 is $243,137 (December 31, 2020: $260,331).

(f) DNB Bank ASA, London Branch, and ING Bank N.V., London Branch (GasLog Partners $193.7M Facility, as defined below)

On July 16, 2020, GasLog Partners entered into a credit agreement of $193,713 (the “GasLog Partners $193.7M Facility”) with DNB Bank ASA, London Branch, and ING Bank N.V., London Branch, each an original lender, with DNB Bank ASA, London Branch acting as security agent and trustee for and on behalf of the other finance party mentioned above, in order to refinance the existing indebtedness due in 2021 on three of its vessels. The facility will amortize over ten equal semi-annual installments of $8,599 beginning in January 2021, with a final balloon amount of $107,723 payable concurrently with the last installment in July 2025. Interest on the facility will be payable at a rate of LIBOR plus a margin. An amount of $193,713 was drawn down on July 21, 2020, out of which $174,867 was used to refinance the outstanding indebtedness of GAS-nineteen Ltd., GAS-twenty one Ltd. and GAS-twenty seven Ltd., the respective entities owning the Methane Alison Victoria, the Methane Heather Sally and the Methane Becki Anne. The balance outstanding as of December 31, 2021 is $176,515 (December 31, 2020: $193,713).

(g) ABN AMRO Bank N.V., Citigroup Global Markets Limited and Nordea Bank ABP, Filial I Norge, HSBC Bank plc, Credit Agricole Corporate and Investment Bank, Unicredit Bank AG and National Bank of Australia Limited (GasLog $576.9M Facility, as defined below)

On July 16, 2020 GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-nine Ltd., GAS-ten Ltd., and GAS-eighteen Ltd. entered into a credit agreement of $576,888 (the “GasLog $576.9M Facility”) with ABN AMRO Bank N.V., Citigroup Global Markets Limited and Nordea Bank ABP, Filial I Norge acting as global co-ordinators and bookrunners, while HSBC Bank plc acting as mandated lead arranger; Credit Agricole Corporate and Investment Bank acting as lead arranger and Unicredit Bank AG and National Bank of Australia Limited acting as arrangers, each of those being an original lender. The credit agreement was entered to refinance the existing indebtedness due in 2021 of six of the Group’s vessels. ABN AMRO Bank N.V. was appointed by the other finance parties in this syndicate as security agent and trustee. The facility comprises of a $494,475 Term Loan Facility which amortizes over 18 equal quarterly installments of $9,349 beginning in April 2021 (following an initial repayment in January 2021 in the amount of $18,698), with a final balloon amount of $307,495 payable concurrently with the last installment in June 2025 and a $82,413 revolving loan facility which also matures in June 2025. The facility bears interest at LIBOR plus a margin. An amount of $576,888 was drawn on July 21, 2020, out of which $557,026 was used to refinance the outstanding indebtedness of GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-nine Ltd., GAS-ten Ltd., and GAS-eighteen Ltd., the respective entities owning the GasLog Savannah, the GasLog Singapore, the GasLog Skagen, the GasLog Saratoga, the GasLog Salem and the Methane Lydon Volney. The balance of the proceeds was used for general corporate and working capital purposes.

On October 26, 2021, the outstanding indebtedness of GAS-ten Ltd., in the amount of $87,390 and $15,794 outstanding under the term and revolving loan facility, respectively, was prepaid pursuant to the sale and leaseback agreement entered into with a wholly-owned subsidiary of CDBL (refer to Note 7). The relevant advance of the loan agreement was cancelled and the respective unamortized loan fees of $1,302 written-off to the consolidated statement of profit or loss. The balance outstanding under the term and revolving loan facility as of December 31, 2021 is $360,338 and $66,619, respectively (December 31, 2020: $494,475 and $82,413, respectively) with no amount available to be redrawn under the revolving loan facility as of December 31, 2021 (December 31, 2020: nil).

(h) National Bank of Greece S.A. (“NBG”) (GasLog Chelsea $96.8M Facility, as defined below)

On July 30, 2020, GasLog entered into a credit agreement of $96,815 (the “GasLog Chelsea $96.8M Facility”) with National Bank of Greece S.A. for the refinancing of GAS-fifteen Ltd., the entity owning the GasLog Chelsea. National Bank of Greece S.A. is acting as the sole original lender. An amount of $96,815 was drawn on July 31, 2020, out of which $92,153 was used to refinance the outstanding indebtedness of the GasLog Chelsea. The balance of the proceeds was used for general corporate and working capital purposes. The facility amortizes over 20 equal quarterly installments of $1,891 beginning in October 2020, with a final balloon amount of $58,995 payable concurrently with the last instalment in July 2025. The loan bears interest at LIBOR plus a margin. The balance outstanding as of December 31, 2021 is $87,357 (December 31, 2020: $94,923).

(i) Sea 190 Leasing (GasLog Hong Kong SLB, as defined below)

On October 21, 2020, GasLog refinanced through a sale-and-leaseback transaction the GasLog Hong Kong, a 174,000 cbm LNG carrier with X-DF propulsion built in 2018. GasLog-twenty five Ltd. (“G25”) sold the vessel to Sea 190 Leasing the (“GasLog Hong Kong SLB”), raising $163,406 and leased it back under a bareboat charter for a period of twelve years. At the end of the period, G25 has the option to buy the vessel for $70,000 otherwise a premium of $30,000 will be payable. G25 can also buy back the vessel at any time by paying the capital outstanding and a prepayment fee where applicable. The amount drawn was used to refinance the outstanding indebtedness of G25, in the amount of $136,776. The amount drawn on October 21, 2020, is repayable in 48 quarterly installments, the first 20 installments amount to $2,670 each and the following 28 installments amount to $1,429 each, and a final balloon payment of $70,000 payable concurrently with the last quarterly installment in October 2032. Interest on the outstanding capital of the bareboat charter will be payable at a rate of LIBOR plus a margin. G25 has the option to repurchase the vessel and as a result under IFRS 15, the transfer of the vessel does not qualify as a sale and leaseback. The Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale-and-leaseback transaction as a financial liability. The balance outstanding as of December 31, 2021 is $152,725 (December 31, 2020: $163,406).

(j) Hai Kuo Shipping (GasLog Houston SLB, as defined below)

On January 22, 2021, GasLog refinanced through a sale-and-leaseback transaction the GasLog Houston, a 174,000 cbm LNG carrier with X-DF propulsion built in 2018. GAS-twenty four Ltd. (“G24”) sold the vessel to Hai Kuo Shipping (the “GasLog Houston SLB”), raising $165,958 and leased it back under a bareboat charter for a period of up to eight years. At the end of the charter period, G24 has the obligation to re-purchase the vessel for $99,575. G24 has also the option to re-purchase the vessel on pre-agreed terms no earlier than the end of the first interest period, and no later than the end of year eight, of the bareboat charter. The amount drawn was used to refinance the outstanding indebtedness of G24, in the amount of $130,889. The amount drawn on January 22, 2021, is repayable in 32 quarterly installments of $2,074 each and a final balloon payment of $99,575 payable concurrently with the last quarterly installment in January 2029. Interest on the outstanding capital of the bareboat charter will be payable at a rate of LIBOR plus a margin. G24 has the obligation to re-purchase the vessel and as a result under IFRS 15, the transfer of the vessel does not qualify as a sale and leaseback. The Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale-and-leaseback transaction as a financial liability. The balance outstanding as of December 31, 2021 is $159,735.

Securities covenants and guarantees

The obligations under the aforementioned facilities are secured by a first priority mortgage over the vessels, a pledge or negative pledge of the share capital of the respective vessel owning companies and a first priority assignment of earnings and insurance related to the vessels, including charter revenue, management revenue and any insurance and requisition compensation. Obligations under the 2019 GasLog Partners Facility, the GasLog Partners $260.3M Facility and the GasLog Partners $193.7M Facility are facilities guaranteed by the Partnership and GasLog Partners Holdings LLC, obligations under the October 2015 Facility are guaranteed by the Partnership and GasLog Partners Holdings LLC for up to the value of the commitments relating to the GasLog Greece, the GasLog Geneva, the GasLog Glasgow and the GasLog Gibraltar and by GasLog and GasLog Carriers for up to the value of the commitments on the remaining vessels, while obligations under the GasLog Warsaw Facility, the 7xNB Facility, the GasLog $576.9M Facility and the GasLog Chelsea $96.8M Facility are guaranteed by GasLog and GasLog Carriers. Charter guarantees under the GasLog Hong Kong SLB and GasLog Houston SLB are guaranteed by GasLog. The facilities include customary respective covenants, and among other restrictions the facilities include a fair market value covenant pursuant to which the majority lenders may request additional security under the facilities if the aggregate fair market value of the collateral vessels (without taking into account any charter arrangements) were to fall below 120%; in the case of the October 2015 Facility and the 7xNB Facility, 115.0% for the first two years after each drawdown and 120.0% at any time thereafter; 100% in the case of the GasLog Hong Kong SLB, 100% until December 31st 2022 inclusive and 110% at any time thereafter in the case of the GasLog Houston SLB and in the case of the GasLog Partners $193.7M facility, 130.0%. In addition, under the facilities, the respective vessel-owning entities are also required to maintain at all times minimum liquidity of $1,500 per entity ($5,500 for GAS-twenty Ltd. and the equivalent of the next hire payment or $3,800 as of December 31, 2021 for GAS-twenty five Ltd.) and are in compliance as of December 31, 2021. The Group is in compliance with the required minimum security coverage as of December 31, 2021.

Bonds

On June 27, 2016, GasLog also completed the issuance of Norwegian Kroner (“NOK”) 750,000 (equivalent to $90,150) of new senior unsecured bonds (the “NOK 2021 Bonds”) in the Norwegian bond market. The NOK 2021 Bonds were due to mature in May 2021 and have a coupon of 6.9% over three-month Norwegian Interbank Offered Rate (“NIBOR”). On November 27, 2019, GasLog repurchased and cancelled NOK 316,000 of the outstanding NOK 2021 Bonds at a price of 104.75% of par value, resulting in a loss of $1,644.

On January 31, 2020, GasLog repurchased and cancelled NOK 434,000 of the outstanding NOK 2021 Bonds at a price of 104.0% of par value, resulting in a loss of $1,937. The aforementioned repurchase was considered an extinguishment of the existing NOK 2021 Bonds, and as a result, the unamortized bond fees of $316 were written off to the consolidated statement of profit or loss for the year ended December 31, 2020.

On March 22, 2017, GasLog closed a public offering of $250,000 aggregate principal amount of the 8.875% Senior Notes at a public offering price of 100% of the principal amount. On May 16, 2019, GasLog closed a follow-on issue of $75,000 aggregate principal amount of the 8.875% Senior Notes priced at 102.5% of par with a yield to maturity of 7.89%. The gross proceeds from this offering were $76,875, including a $1,875 premium. In addition, GasLog paid $10,000 for the partial exchange of the outstanding 8.875% Senior Notes at a price of 104.75% of par value, resulting in a loss of $475 for the year ended December 31, 2019. The exchange was completed on January 13, 2020. The carrying amount under the 8.875% Senior Notes, net of unamortized financing costs and premium as of December 31, 2021, was $314,738 (December 31, 2020: $313,773).

Interest payment on the 8.875% Senior Notes is made in arrears on a quarterly basis. GasLog may redeem the 8.875% Senior Notes, in whole or in part, at any time and from time to time at a redemption price equal to the greater of (a) 100% of the principal amount of such notes and (b) the sum of the present values of the remaining scheduled payments of principal and interest thereon (exclusive of interest accrued to but excluding the date of redemption), computed using a discount rate equal to the applicable treasury rate plus 50 basis points, plus accrued and unpaid interest thereon to the date of redemption.

On November 27, 2019, GasLog completed the issuance of NOK 900,000 (equivalent to $98,550) of new senior unsecured bonds (the “NOK 2024 Bonds”) in the Norwegian bond market. The NOK 2024 Bonds mature in November 2024 and bear interest at

NIBOR plus margin. Interest payments are made in arrears on a quarterly basis. GasLog may redeem the aforementioned bond in whole or in part as from May 2024 at 101% of par plus accrued interests on the redeemed amount.

The carrying amount under the NOK 2024 Bonds, net of unamortized financing costs and unamortized premium, as of December 31, 2021 was $101,129 (carrying amount under the NOK 2024 Bonds as of December 31, 2020: $104,017) while their fair value was $105,990 based on a USD/NOK exchange rate of 0.1135 as of December 31, 2021 (December 31, 2020: $96,581, based on a USD/NOK exchange rate of 0.1170).

On September 24, 2021, GasLog entered into a Note Purchase Agreement (the “Note Purchase Agreement”) with certain affiliates of The Carlyle Group and EIG (such affiliates, the “Purchasers”) and Wilmington Trust (London) Limited, as administrative agent, for an amount of up to $325,000 of 7.75% Notes due in 2029 (the “2029 Notes”). The Company anticipates drawing down the 2029 Notes by March 2022. The proceeds of the 2029 Notes will be used to refinance the Company’s 8.875% Senior Notes. Any remaining proceeds may be used to pay transaction costs and expenses incurred in connection with the refinancing and/or general corporate purposes. The Note Purchase Agreement allows for the issuance of additional notes in an amount up to $100,000 for the purpose of refinancing existing obligations or pursuing new growth opportunities.

The 2029 Notes will be issued at 99.25% of face value and bear a fixed interest rate of 7.75%. The Purchasers received an upfront fee of 0.75% on signing and shall receive a ticking fee of 1.5% from signing until drawing. Under certain conditions, the Company may elect to pay interest in kind up to three times, with the interest rate increasing to 9.75% for the applicable quarter.

The 2029 Notes can be redeemed in whole or in part at any time subject to a pre-determined premium until year 4 and at par thereafter. If the Company’s historical or projected EBITDA to debt service ratio falls below a certain threshold during years 6 and 7, a percentage of the Company’s excess cash flow will be applied towards prepayment of the 2029 Notes. The Note Purchase Agreement requires that the Company comply with financial covenants that are identical to GasLog’s financial covenants as described below. Upon funding, the Purchasers will obtain a charge on the shares of GasLog Carriers Limited (“GLC”) held by the Company and a pledge on a designated bank account of GLC.

In addition, the Note Purchase Agreement includes restrictions on distributions consistent with the Company’s NOK denominated bond, according to which the Company may not make distributions that in aggregate exceed $1.10/share during any calendar year. Notwithstanding the foregoing, GasLog may make any amounts of distributions so long as the Company’s cash and cash equivalents (on a consolidated basis) exceed $150,000. Finally, the Note Purchase Agreement also contains certain restrictions on indebtedness, liens, guarantees, asset sales and distributions, among others. Among other exceptions, new indebtedness is permitted when the Company meets pre-determined thresholds on a pro-forma basis for its “Charter Coverage Ratio” (the ratio of the present value of qualified contracted revenues to the aggregate indebtedness of the Company on any date).

As of December 31, 2021, commitment, arrangement, upfront and legal and other fees of $5,564 for obtaining the undrawn amount of the financing are classified under Deferred financing costs in the statement of financial position and will be netted off debt on the respective drawdown date.

Corporate guarantor financial covenants

GasLog Partners’ financial covenants

GasLog Partners as corporate guarantor for the 2019 GasLog Partners Facility, the GasLog Partners $260.3M Facility, the GasLog Partners $193.7M Facility and for the debt of the vessels owned by GasLog Partners under the October 2015 Facility is subject to specified financial covenants on a consolidated basis. These financial covenants include the following:

(i)	the aggregate amount of cash and cash equivalents, short-term investments and available undrawn facilities with remaining maturities of at least six months (excluding loans from affiliates) must be at least $45,000;
(ii)	total indebtedness divided by total assets must be less than 65.0%;
(iii)	the Partnership is permitted to declare or pay any distributions, subject to no event of default having occurred or occurring as a consequence of the payment of such distributions.

The 2019 GasLog Partners Facility, the GasLog Partners $260.3M Facility, the GasLog Partners $193.7M Facility and the October 2015 Facility also impose certain restrictions relating to GasLog Partners, including restrictions that limit its ability to make any substantial change in the nature of its business or to change the corporate structure without approval from the lenders.

Compliance with the financial covenants is required on a semi-annual basis. GasLog Partners was in compliance with the respective financial covenants as of December 31, 2021.

GasLog’s financial covenants

GasLog, as corporate guarantor for the loan facilities (except for the 2019 GasLog Partners Facility, the GasLog Partners $260.3M Facility, the GasLog Partners $193.7M Facility and the debt of the vessels owned by GasLog Partners under the October 2015 Facility) and NOK 2024 Bonds and as a charter guarantor for the GasLog Hong Kong SLB and the GasLog Houston SLB, is subject to specified financial covenants on a consolidated basis.

These financial covenants include the following:

(i)	net working capital (excluding the current portion of long-term debt) must be not less than $0;
(ii)	total indebtedness divided by total assets must not exceed 75.0%;
(iii)	the aggregate amount of all unencumbered cash and cash equivalents must be at least $75,000;
(iv)	the ratio of EBITDA over debt service obligations (including interest and debt repayments) on a trailing twelve-month basis must be not less than 1.10:1 provided that such covenant is not applicable as long as all unencumbered cash and cash equivalent are not less than $110,000;
(v)	the market value adjusted net worth of GasLog must at all times be not less than $350,000; and
(vi)	GasLog is permitted to pay dividends, subject to no event of default having occurred or occurring as a consequence of the payment of such dividends.

The credit facilities also impose certain restrictions relating to GasLog, including restrictions that limit its ability to make any substantial change in the nature of its business or to engage in transactions that would constitute a change of control, as defined in the relevant credit facilities, without repaying all of the Group’s indebtedness in full, or to allow the Group’s largest shareholders to reduce their shareholding in GasLog below specified thresholds.

In addition, the terms of the NOK 2024 Bonds include a dividend restriction according to which GasLog may not (i) declare or make any dividend payment or distribution, whether in cash or in kind, (ii) re-purchase any of the Group’s shares or undertake other similar transactions (including, but not limited to, total return swaps related to the Group’s shares), or (iii) grant any loans or make other distributions or transactions constituting a transfer of value to the Group’s shareholders (items (i), (ii) and (iii) collectively referred to as the “Distributions”) that in aggregate exceed during any calendar year $1.10/share. Notwithstanding the foregoing, GasLog may make any amount of Distributions, so long as the Group’s cash and cash equivalents and short-term investments exceed $150,000, provided that GasLog can demonstrate, by delivering a compliance certificate to the bond trustee, that no event of default is continuing or would result from such Distributions.

GasLog, as corporate guarantor for the 8.875% Senior Notes, is subject to specified financial covenants on a consolidated basis.

The financial covenants include the following:

(i)	net working capital (excluding the current portion of long-term debt) must be not less than $0;
(ii)	total indebtedness plus total equity divided by total assets must not exceed 75.0%;
(iii)	the ratio of EBITDA over debt service obligations as defined in the respective credit facilities and the GasLog guarantees (including interest and debt repayments) on a trailing twelve months’ basis must be not less than 100.0%;
(iv)	the aggregate amount of all unencumbered cash and cash equivalents must be not less than the higher of 2.5% of total indebtedness or $35,000 after the first drawdown; and
(v)	the Group’s market value adjusted net worth must at all times be not less than $300,000.

In connection with the de-listing of Gaslog’s common shares from the New York Stock Exchange completed in June 2021, supplemental agreements have been signed with certain lenders with respect to clauses relating to GasLog. Costs relating to the aforementioned amendment of the agreements amounted to $15,718 for the year ended December 31, 2021, respectively and have been included in Financial costs (Note 19).

Compliance with the loan financial covenants is required on a semi-annual basis while compliance with the NOK 2024 Bonds and the 8.875% Senior Notes covenants is required at all times. The Group was in compliance with all financial covenants as of December 31, 2021.

Debt Repayment Schedule

The maturity table below reflects the principal repayments of the loans, the sale-and-leaseback transactions, the NOK 2024 Bonds and the 8.875% Senior Notes outstanding as of December 31, 2021 based on the repayment schedule of the respective borrowings (as described above):

As of December 31,
2021
Not later than one year	565,503
Later than one year and not later than three years	806,988
Later than three years and not later than five years	1,217,080
Later than five years	1,128,358
Total	3,717,929

The weighted average interest rate for the outstanding loan facilities and bonds for the year ended December 31, 2021 was 3.02% (December 31, 2020: 3.72%) excluding the fixed interest rate for the interest rate swaps where hedge accounting is not applicable (Note 26).

After excluding the unamortized deferred loan issuance costs the carrying amount of the Group’s bank debt recognized in the consolidated financial statements approximates its fair value since the debt bears interest at a variable interest rate.